SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 month 6 days
Customer Relationships [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years	12 years
Customer Relationships [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Supplier Relationships [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years 6 months	11 years 6 months
Proprietary Technology [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years 6 months	6 years 6 months
Proprietary Technology [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Proprietary Designs [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Noncompete Agreements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years	6 years
Noncompete Agreements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year	1 year
License Agreement Terms [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Order Or Production Backlog [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 month 6 days	1 month 6 days